Other Non-current Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Non-Current Liabilities [Abstract]
Accruals	£ 6	£ 6
Deferred income	121	165
Other payables	896	929
Other non-current liabilities	£ 1,023	£ 1,100